SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2020
Quarterly Financial Data [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA

NOTE 18:-SELECTED STATEMENTS OF OPERATIONS DATA

a.Financial expenses and others, net:

	Year ended December 31,
	2018	2019	2020

Financial income:
Interest on deposits	$111	$111	$79
Foreign currency translation differences and derivatives (*)	3,981	190	1,330
Others	-	-	807

	4,092	301	2,216
Financial expenses:
Bank charges and interest on loans	(4,597)	(3,787)	(4,130)
Foreign currency translation differences and derivatives	(5,844)	(2,627)	(3,716)
Others	-	(408)	(293)

	(10,441)	(6,822)	(8,139)

	$(6,349)	$(6,521)	$(5,923)

(*)During 2018 the Company recorded $ 969 income upon collection of trade receivables balances from customer in Venezuela at a rate which was higher than the rate it could collect these receivables previously.

F - 47

CERAGON NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 18:-SELECTED STATEMENTS OF OPERATIONS DATA (Cont.)

b.Net income (loss) per share:

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2018	2019	2020
Numerator:
Numerator for basic and diluted net income (loss) per share - income (loss) available to shareholders of Ordinary shares	$23,046	$(2,344)	$(17,092)

Denominator:
Denominator for basic net income (loss) per share - weighted average number of Ordinary shares	78,579,013	80,296,581	81,149,687

Effect of dilutive securities:
Employee stock options and RSU	2,442,514	-	-

Denominator for diluted net income (loss) per share - adjusted weighted average number of shares	$81,021,527	$80,296,581	$81,149,687